PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2020
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

23.  PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	1,044,691	180,001	27,586
Amount due from a shareholder	—	22,335	3,423
Amounts due from subsidiaries	8,799,751	13,082,149	2,004,927
Other current assets	5,234	10,889	1,669
Total current assets	9,849,676	13,295,374	2,037,605
Non-current assets:
Investments in subsidiaries and VIE	(4,660,082)	(4,824,019)	(739,313)
Total non-current assets	(4,660,082)	(4,824,019)	(739,313)

Total assets	5,189,594	8,471,355	1,298,292

LIABILITIES AND SHAREHOLDERS’ DEFICITS
Current liabilities:
Amounts due to subsidiaries	129,470	111,539	17,094
Other payables	—	106,921	16,386
Total current liabilities	129,470	218,460	33,480
Non-current liabilities:
Other non-current liabilities	—	197,091	30,206
Convertible notes	—	3,001,500	460,000
Payable for SEC settlement	—	1,174,500	180,000
Payable for equity litigants settlement	—	1,223,438	187,500
Total non-current liabilities	—	5,596,529	857,706

Total liabilities	129,470	5,814,989	891,186

	As of December 31,
	2019	2020
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Shareholders’ equity:
Class A ordinary shares (US$0.000002 par value; 20,000,000,000 and 20,000,000,000 shares authorized as of December 31, 2019 and December 31, 2020, respectively, 664,687,728 and 1,880,396,244 issued and outstanding as of December 31, 2019 and December 31, 2020, respectively)	8	20	3
Class B ordinary shares (US$0.000002 par value; 5,000,000,000 and 5,000,000,000 shares authorized as of December 31, 2019 and December 31, 2020, respectively; 1,277,687,072 and 144,778,552 issued and outstanding as of December 31, 2019 and December 31, 2020, respectively)	13	2	—
Additional paid-in capital	11,846,341	14,745,172	2,259,796
Accumulated deficit	(6,863,595)	(12,452,882)	(1,908,487)
Accumulated other comprehensive income	77,357	364,054	55,794
Total shareholders’ equity	5,060,124	2,656,366	407,106

Total liabilities and shareholders’ equity	5,189,594	8,471,355	1,298,292

Condensed statements of comprehensive loss

	For the year ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Operating loss
General and administrative expenses	(557)	(25,773)	(109,119)	(16,724)
Losses and expenses related to Fabricated Transactions and restructuring	—	—	(332,814)	(51,006)
Foreign exchange loss	(264)	(29)	—	—
Change in the fair value of warrant liability	(19,276)	(8,322)	—	—
Share of losses from subsidiaries and VIE	(1,602,848)	(3,164,198)	(2,661,076)	(407,830)
Interest income	3,823	43,606	21,910	3,358
Other (expense)/income	—	(3,635)	2,445	374
Interest and financing expenses	(30)	(82)	(107,258)	(16,438)
Provision for SEC settlement	—	—	(1,177,074)	(180,394)
Provision for equity litigants settlement	—	—	(1,226,119)	(187,911)
Net loss before income taxes	(1,619,152)	(3,158,433)	(5,589,105)	(856,571)
Income tax expense	—	—	—	—
Net loss	(1,619,152)	(3,158,433)	(5,589,105)	(856,571)
Accretion to redemption value of convertible redeemable preferred shares	(1,571,182)	(552,036)	—	—
Deemed distribution to a certain holder of Series B Preferred Shares	—	(2,127)	—	—
Net loss attributable to the Company’s ordinary shareholders and angel shareholders	(3,190,334)	(3,712,596)	(5,589,105)	(856,571)
Net loss	(3,190,334)	(3,712,596)	(5,589,105)	(856,571)
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation difference, net of tax of nil	(2,076)	79,433	286,697	43,938
Total Comprehensive loss	(3,192,410)	(3,633,163)	(5,302,408)	(812,633)

Condensed statements of cash flows

	For the year ended
	December 31,
	2018	2019	2020
		RMB	RMB	US$
Net cash generated from operating activities	45,469	17,722	130,504	20,001
Net cash used in investing activities	(2,800,092)	(5,419,820)	(6,802,055)	(1,042,461)
Net cash generated from financing activities	3,596,798	5,604,614	5,806,861	889,940
Net increase/(decrease) in cash and cash equivalents	842,175	202,516	(864,690)	(132,520)
Cash and cash equivalents at beginning of the years	—	842,175	1,044,691	160,106
Cash and cash equivalents at end of the years	842,175	1,044,691	180,001	27,586

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries and VIE.

The parent company records its investments in its subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries and the VIE” and their respective profit or loss as “Share of loss in subsidiaries and the VIE” on the condensed statements of comprehensive loss. Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary or VIE is reduced to zero unless the parent company has guaranteed obligations of the subsidiary or VIE or is otherwise committed to provide further financial support. If the subsidiary or VIE subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net loss not recognized during the period the equity method was suspended.

The subsidiaries and VIE did not pay any dividends to the Company for the years presented.